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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sirios Capital Management, L.P.
                 -------------------------------
   Address:      One International Place
                 -------------------------------
                 Boston, MA 02110-2649
                 -------------------------------

Form 13F File Number: 028-05369
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sirios Associates, L.L.C.
         -------------------------------------
Title:   John F. Brennan, Jr., Managing Member
         -------------------------------------
Phone:   (617) 598-5100
         -------------------------------------

Signature, Place, and Date of Signing:

      /s/ John F. Brennan, Jr.           Boston, MA         8/15/11
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 43
                                        --------------------

Form 13F Information Table Value Total: $          1,121,059
                                        --------------------
                                            (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    01       028-05371                     John F. Brennan, Jr.
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

      COLUMN 1                COLUMN 2      COLUMN 3 COLUMN 4         COLUMN 5        COLUMN 6 COLUMN 7          COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                      VALUE    SH/PRN           PUT/  INVSTMT   OTHER         VOTING AUTHORITY
      ISSUER               TITLE OF CLASS    CUSIP   (x1000)   AMOUNT   SH/PRN  CALL  DISCRTN    MGRS         SOLE  SHARED   NONE
APPLE INC                 COMMON          '037833100    47409    141237 SH            OTHER        102           0   141237      0
ARMSTRONG WLD             COMMON          '04247X102    10686    234552 SH            OTHER        102           0   234552      0
AMERISTAR CASINOS INC     COMMON          '03070Q101    39740   1676107 SH            OTHER        102           0  1676107      0
BANK OF AMERICA CORP      COMMON          '060505104    91034   8306039 SH            OTHER        102           0  8306039      0
CABELA'S INC              COMMON          '126804301    13856    510360 SH            OTHER        102           0   510360      0
CAMPBELL SOUP CO          COMMON          '134429109    14844    429643 SH            OTHER        102           0   429643      0
CARLISLE COS INC          COMMON          '142339100     3490     70890 SH            OTHER        102           0    70890      0
CLEARWIRE CORP            CL A            '18538Q105    31885   8435150 SH            OTHER        102           0  8435150      0
COMERICA INC              COMMON          '200340107    85172   2463746 SH            OTHER        102           0  2463746      0
CUMMINS INC               COMMON          '231021106     6899     66660 SH            OTHER        102           0    66660      0
DANAHER CORP              COMMON          '235851102     2300     43400 SH            OTHER        102           0    43400      0
EBAY INC                  COMMON          '278642103     5158    159850 SH            OTHER        102           0   159850      0
EDWARDS LIFESCIENCES
 CORP                     COMMON          '28176E108     6004     68870 SH            OTHER        102           0    68870      0
FIFTH THIRD BANCORP       COMMON          '316773100    97635   7657610 SH            OTHER        102           0  7657610      0
FLUSHING FINANCIAL CORP   COMMON          '343873105      482     37040 SH            OTHER        102           0    37040      0
FORD MOTOR COMPANY        COMMON          '345370860   102707   7447919 SH            OTHER        102           0  7447919      0
FREEPORT MCMORAN
 COPPER & GOLD            COMMON          '35671D857     2278     43070 SH            OTHER        102           0    43070      0
GOODRICH CORP             COMMON          '382388106    52379    548471 SH            OTHER        102           0   548471      0
GRACO INC                 COMMON          '384109104     8548    168741 SH            OTHER        102           0   168741      0
H AND E EQUIPMENT
 SERVICES INC             COMMON          '404030108     1789    127856 SH            OTHER        102           0   127856      0
HASBRO INC                COMMON          '418056107    42756    973287 SH            OTHER        102           0   973287      0
JPMORGAN CHASE & CO       COMMON          '46625H100    40102    979534 SH            OTHER        102           0   979534      0
KELLOGG CO                COMMON          '487836108    29490    533072 SH            OTHER        102           0   533072      0
KEYCORP NY                COMMON          '493267108   104308  12522007 SH            OTHER        102           0 12522007      0
KRONOS WORLDWIDE INC      COMMON          '50105F105    20490    651519 SH            OTHER        102           0   651519      0
LEAR CORP NEW             COMMON          '521865204     7543    141051 SH            OTHER        102           0   141051      0
METLIFE INC               COMMON          '59156R108     2868     65370 SH            OTHER        102           0    65370      0
NIELSEN HOLDINGS BV       COMMON          'N63218106    59888   1921945 SH            OTHER        102           0  1921945      0
PACCAR INC                COMMON          '693718108     1185     23200 SH            OTHER        102           0    23200      0
PACWEST BANCORP           COMMON          '695263103     3961    192560 SH            OTHER        102           0   192560      0
PARK NATL CORP            COMMON          '700658107      476      7230 SH            OTHER        102           0     7230      0
PRECISION CASTPARTS CORP  COMMON          '740189105    46143    280251 SH            OTHER        102           0   280251      0
ROYAL CARIBBEAN
 CRUISES LTD              COMMON          'V7780T103     2169     57626 SH            OTHER        102           0    57626      0
SCHWAB CHARLES CORP NEW   COMMON          '808513105     1737    105600 SH            OTHER        102           0   105600      0
SUNTRUST BKS INC          COMMON          '867914103    28115   1089719 SH            OTHER        102           0  1089719      0
TCF FINL CORP             COMMON          '872275102     2038    147670 SH            OTHER        102           0   147670      0
THE HERSHEY CO            COMMON          '427866108    21124    371576 SH            OTHER        102           0   371576      0
THERMO FISHER
 SCIENTIFIC INC           COMMON          '883556102     8783    136397 SH            OTHER        102           0   136397      0
TIMKEN CO                 COMMON          '887389104     7589    150571 SH            OTHER        102           0   150571      0
TRACTOR SUPPLY CO         COMMON          '892356106     5971     89280 SH            OTHER        102           0    89280      0
UNIVERSAL HEALTH
 SERVICES INC             CL B            '913903100    46268    897884 SH            OTHER        102           0   897884      0
UNIVERSAL HEALTH
 SERVICES INC             OPTIONS - CALLS '99OD4Z486     5905    114600 SH     CALL   OTHER        102           0   114600      0
ZIONS BANCORPORATION      COMMON          '989701107     7855    327150 SH            OTHER        102           0   327150      0